Segment Information (Schedule Of Segment Reporting Information) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Revenues	$ 1,187.1	$ 1,162.2	$ 1,130.3	$ 1,040.3	$ 973.1	$ 1,013.9	$ 965.7	$ 916.5	$ 4,519.9	$ 3,869.2	$ 2,599.2
Operating expenses - Contract drilling (exclusive of depreciation)	538.8	534.3	527.2	479.8	450.5	434.1	423.4	439.9	2,080.1	1,747.9	1,286.1
Depreciation	135.7	132.6	132.0	127.9	123.0	121.2	115.5	116.4	528.2	476.1	357.6
General and administrative	35.2	37.4	36.4	37.8	35.0	40.2	35.5	38.2	146.8	148.9	158.6
OPERATING INCOME	477.4	457.9	434.7	394.8	364.6	418.4	391.3	322.0	1,764.8	1,496.3	796.9
Property and equipment, net	14,311.0				13,145.6				14,311.0	13,145.6	12,421.9
Capital expenditures									1,768.5	1,715.0	645.7
Floaters [Member]
Segment Reporting Information [Line Items]
Revenues									2,760.8	2,300.8	1,352.6
Operating expenses - Contract drilling (exclusive of depreciation)									1,209.7	956.0	630.2
Depreciation									364.8	305.7	189.1
General and administrative									0	0	0
OPERATING INCOME									1,186.3	1,039.1	533.3
Property and equipment, net	11,303.4				10,727.6				11,303.4	10,727.6	9,923.6
Capital expenditures									1,031.3	1,520.1	355.4
Jackup [Member]
Segment Reporting Information [Line Items]
Revenues									1,684.0	1,485.6	1,194.2
Operating expenses - Contract drilling (exclusive of depreciation)									811.9	730.8	613.0
Depreciation									156.9	161.5	164.1
General and administrative									0	0	0
OPERATING INCOME									715.2	593.3	417.1
Property and equipment, net	2,961.6				2,389.8				2,961.6	2,389.8	2,462.4
Capital expenditures									710.6	192.2	276.3
Other [Member]
Segment Reporting Information [Line Items]
Revenues									75.1	82.8	52.4
Operating expenses - Contract drilling (exclusive of depreciation)									58.5	61.1	42.9
Depreciation									0	0	0
General and administrative									0	0	0
OPERATING INCOME									16.6	21.7	9.5
Property and equipment, net	0				0				0	0	12.8
Capital expenditures									0	0	0
Operating Segments Total [Member]
Segment Reporting Information [Line Items]
Revenues									4,519.9	3,869.2	2,599.2
Operating expenses - Contract drilling (exclusive of depreciation)									2,080.1	1,747.9	1,286.1
Depreciation									521.7	467.2	353.2
General and administrative									0	0	0
OPERATING INCOME									1,918.1	1,654.1	959.9
Property and equipment, net	14,265.0				13,117.4				14,265.0	13,117.4	12,398.8
Capital expenditures									1,741.9	1,712.3	631.7
Reconciling Items [Member]
Segment Reporting Information [Line Items]
Revenues									0	0	0
Operating expenses - Contract drilling (exclusive of depreciation)									0	0	0
Depreciation									6.5	8.9	4.4
General and administrative									146.8	148.9	158.6
OPERATING INCOME									(153.3)	(157.8)	(163.0)
Property and equipment, net	46.0				28.2				46.0	28.2	23.1
Capital expenditures									$ 26.6	$ 2.7	$ 14.0